Investment Objectives and Goals	Jun. 04, 2025
Cambria Global EW ETF
Prospectus [Line Items]
Risk/Return [Heading]	CAMBRIA GLOBAL EW ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cambria Global EW ETF (the “Fund”) seeks to achieve capital appreciation.
Cambria U.S. EW ETF
Prospectus [Line Items]
Risk/Return [Heading]	CAMBRIA US EW ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cambria US EW ETF (the “Fund”) seeks to achieve capital appreciation.